UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON,
D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Quarter
Ended: June
30, 2000 Name: Welch Capital Partners, LLC Address: 101 East
52nd Street 31st
Floor New
York, NY 10022 13F File Number: 28-6428 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of reporting manager: Name:
Christopher Welch Title: Manager Phone: 212-754-6077 Signature,
Place, and
Date of Signing: Chris Welch New York, NY August 3, 2000 Report
Type: [X] 13F
Holdings Report FORM 13F SUMMARY PAGE Report Summary: Number of
Other
Included Managers: 0 Form 13F Information Table Entry Total: 52
Form 13F
Information Table Value Total: $230,602
Form 13F Information Table Name of Issuer Title of Value
Shares INVSTMTOther Voting (x1000) DSCRETNManagerAuthority
Sole Sole ACT Manufacturing Common 3456 74430 x x Agilent Technologies Common 1899 25747 x x Akamai Common 3331 28058 x x Allied Waste Common 870 87000 x x AMDOCS Limited Common 5861 76370 x x American Intl Group Common 3123 26575 x x Amgen
Common 8799 125250 x x Aradigm Common 393 22440 x x Cell Theraputics Common 736 24020 x x Ceridian Corp. Common 5969 248080 x x Cisco Systems Common 1264 19884 x x Citigroup
Common 12398 205768 x x Computer Assoc Int'l Common 7115
139000 x x Computer Sciences Common 7001 93738 x x Comverse Technology Common 3718 39980 x x CSG Systems Common 3100 55300 x x Draxis Health IncorporCommon 560 256050 x x DuPont Common 779 17800 x x Electronic Arts Common 1901 26060 x x Enzon Inc. Common 6281 147780 x x Exxon Mobil Common 1152 14670 x x
Federal National MortgCommon 3581 68615 x x Fleet Boston FinancialCommon 1496 44002 x x Forest Labs Common 9178 90870 x x General Electric Common 7041 132858 x x Hewlett Packard
Common 7466 59785 x x Home Depot Common 3246 65002 x x IBM Common 1096 10000 x x Inhale Theraputics Common 5227 51510 x x Intel Common 17373 129950 x x International RectifieCommon
3993 71300 x x Kimberly Clark Common 772 13450 x x KLA Instruments Common 4579 78190 x x Kmart Common 1143 167800 x x LSI Logic Common 8213 151740 x x Matrix Common 1072 82040 x x Micron Technology Common 8601 97670 x x Microsoft, Inc. Common 9635 120438 x x Motorola Common 7067 243150 x x Neopharm
Common 634 32330 x x PE Corp-PE Biosystems Common 743 11280 x x Pfizer Common 15696 326993 x x Pharmacia Corporation Common 811 15700 x x Praecis Common 9007 323105 x x Proctor & Gamble Common 1855 32400 x x Schering-Plough Common 1850 36640 x x
Teco Energy Common 306 15236 x x Texaco Common 2512 47170 x x Titan Pharmaceuticals Common 5349 124390 x x Tosco Common 493 17430 x x WorldCom Common 10487 228606 x x Xoma Limited Common 377 88020 x x